Financial Instruments	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Financial Instruments

34.	FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments that are not measured at fair value

1)	Fair value of financial instruments not measured at fair value but for which fair value is disclosed
Except bonds payable measured at amortized cost, the management considered that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values. The carrying amounts and fair value of bonds payable as of December 31, 2024 and 2025 were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2024	$32,976,164		$33,636,945
December 31, 2025	14,967,630	$477,132	15,583,145	$496,753

2)	Fair value hierarchy
The aforementioned fair value hierarchy of bonds payable was Level 3 which was determined based on discounted cash flow analysis with the applicable yield curve for the duration. The significant unobservable inputs is discount rates that reflected the credit risk.

b.	Fair value of financial instruments that are measured at fair value on a recurring basis

1)	Fair value hierarchy
December 31, 2024

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

Financial assets at FVTPL

Derivative financial assets
Swap contracts	$-	$4,282,512	$-	$4,282,512
Forward exchange contracts	-	258,362	-	258,362
Non-derivative financial assets
Quoted shares	2,898,751	-	-	2,898,751
Private-placement funds	-	-	1,503,382	1,503,382
Unquoted shares	-	-	863,484	863,484
Open-end mutual funds	590,346	-	-	590,346
Hybrid financial assets
Convertible notes	-	-	360,635	360,635
Others	-	-	74,570	74,570

	$3,489,097	$4,540,874	$2,802,071	$10,832,042

Financial assets at FVTOCI

Investments in equity instruments
Unquoted ordinary shares	$-	$-	$12,846,151	$12,846,151
TIB quoted ordinary shares	72,774	-	-	72,774
Unquoted preferred shares	-	-	14,808	14,808
Investments in debt instruments
Unsecured cumulative subordinate corporate bonds	-	-	1,025,760	1,025,760
Trade receivables, net	-	-	6,532,508	6,532,508

	$72,774	$-	$20,419,227	$20,492,001

Financial liabilities at FVTPL

Derivative financial liabilities
Swap contracts	$-	$179,967	$-	$179,967
Forward exchange contracts	-	63,785	-	63,785
Contingent considerations	-	-	589,117	589,117

	$-	$243,752	$589,117	$832,869

			(Continued)

December 31, 2025

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

Financial assets at FVTPL

Derivative financial assets
Swap contracts	$-	$3,412,108	$-	$3,412,108
Forward exchange contracts	-	248,813	-	248,813
Non-derivative financial assets
Quoted shares	2,277,680	-	-	2,277,680
Private-placement funds	-	-	1,435,095	1,435,095
Open-end mutual funds	971,952	-	-	971,952
Unquoted shares	-	-	822,065	822,065
Others	-	-	161,150	161,150
Hybrid financial assets
Equity-linked structured products	-	-	497,899	497,899
Convertible notes	-	-	345,730	345,730
Others	-	-	15,000	15,000

	$3,249,632	$3,660,921	$3,276,939	$10,187,492

Financial assets at FVTOCI

Investments in equity instruments
Unquoted ordinary shares	$-	$-	$12,546,772	$12,546,772
TIB quoted ordinary shares	47,934	-	-	47,934
Unquoted preferred shares	-	-	12,408	12,408
Investments in debt instruments
Unsecured cumulative subordinate corporate bonds	-	-	1,008,140	1,008,140
Trade receivables, net	-	-	6,182,804	6,182,804

	$47,934	$-	$19,750,124	$19,798,058

Financial liabilities at FVTPL

Derivative financial liabilities
Swap contracts	$-	$736,231	$-	$736,231
Forward exchange contracts	-	75,438	-	75,438
Accumulator contracts	-	-	13,751	13,751
Contingent considerations	-	-	569,948	569,948

	$-	$811,669	$583,699	$1,395,368

				(Concluded	)

	Level 1	Level 2	Level 3	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Financial assets at FVTPL

Derivative financial assets
Swap contracts	$-	$108,770	$-	$108,770
Forward exchange contracts	-	7,932	-	7,932
Non-derivative financial assets
Quoted shares	72,607	-	-	72,607
Private-placement funds	-	-	45,747	45,747
Open-end mutual funds	30,983	-	-	30,983
Unquoted shares	-	-	26,205	26,205
Others	-	-	5,138	5,138
Hybrid financial assets
Equity-linked structured products	-	-	15,872	15,872
Convertible notes	-	-	11,021	11,021
Others	-	-	478	478

	$103,590	$116,702	$104,461	$324,753

Financial assets at FVTOCI

Investments in equity instruments
Unquoted ordinary shares	$-	$-	$399,961	$399,961
TIB quoted ordinary shares	1,528	-	-	1,528
Unquoted preferred shares	-	-	396	396
Investments in debt instruments
Unsecured cumulative subordinate corporate bonds	-	-	32,137	32,137
Trade receivables, net	-	-	197,093	197,093

	$1,528	$-	$629,587	$631,115

Financial liabilities at FVTPL

Derivative financial liabilities
Swap contracts	$-	$23,469	$-	$23,469
Forward exchange contracts	-	2,405	-	2,405
Accumulator contracts	-	-	438	438
Contingent considerations	-	-	18,169	18,169

	$-	$25,874	$18,607	$44,481

For the financial assets and liabilities that were measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2 of the fair value hierarchy during the years ended December 31, 2024 and 2025.

2)	Reconciliation of Level 3 fair value measurements of financial assets
For the year ended December 31, 2023

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,666,264	$-	$-	$436,876	$6,462,426	$9,565,566
Recognized in profit or loss	(83,239)	-	(113)	-	-	(83,352)
Recognized in other comprehensive income
Unrealized gains (losses) on financial assets at FVTOCI	-	-	-	215,914	(16,807)	199,107
Effects of foreign currency exchange	5,053	-	-	1,605	-	6,658
Net increase in trade receivables	-	5,778,078	-	-	234,772	6,012,850
Trade receivables factored	-	(5,778,078)	-	-	-	(5,778,078)
Purchases	637,767	-	61,523	184,484	-	883,774
Disposal of subsidiary (Note 30)	-	-	-	(29,572)	-	(29,572)
Disposals	(681,870)	-	-	(188,476)	-	(870,346)

Balance at December 31	$2,543,975	$-	$61,410	$620,831	$6,680,391	$9,906,607

For the year ended December 31, 2024

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,543,975	$-	$61,410	$620,831	$6,680,391	$9,906,607
Recognized in profit or loss	(352,120)	-	8,300	-	-	(343,820)
Recognized in other comprehensive income
Unrealized losses on financial assets at FVTOCI	-	-	-	(9,397)	(17,146)	(26,543)
Effects of foreign currency exchange	137,556	-	2,270	336,580	-	476,406
Net increase in trade receivables	-	1,167,287	-	-	895,023	2,062,310
Trade receivables factored	-	(1,167,287)	-	-	-	(1,167,287)
Transferred out of Level 3	-	-	-	(53,360)	-	(53,360)
Purchases	177,813	-	363,225	12,150,760	-	12,691,798
Disposals	(140,358)	-	-	(184,455)	-	(324,813)

Balance at December 31	$2,366,866	$-	$435,205	$12,860,959	$7,558,268	$23,221,298

For the year ended December 31, 2025

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,366,866	$435,205	$12,860,959	$7,558,268	$23,221,298
Recognized in profit or loss	196,009	(76,798)	-	-	119,211
Recognized in other comprehensive income
Unrealized losses on financial assets at FVTOCI	-	-	(207,646)	(17,620)	(225,266)
Effects of foreign currency exchange	(95,920)	(4,818)	(539,732)	-	(640,470)
Net decrease in trade receivables	-	-	-	(349,704)	(349,704)
Acquisitions through business combinations	-	-	357	-	357
Reclassification	30,639	-	-	-	30,639
Purchases	194,150	2,132,740	478,350	-	2,805,240
Disposals	(273,434)	(1,627,700)	(33,108)	-	(1,934,242)

Balance at December 31	$2,418,310	$858,629	$12,559,180	$7,190,944	$23,027,063

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1	$75,450	$13,873	$409,976	$240,939	$740,238
Recognized in profit or loss	6,248	(2,448)	-	-	3,800
Recognized in other comprehensive income
Unrealized losses on financial assets at FVTOCI	-	-	(6,619)	(562)	(7,181)
Effects of foreign currency exchange	(3,058)	(154)	(17,205)	-	(20,417)
Net decrease in trade receivables	-	-	-	(11,147)	(11,147)
Effects of foreign currency exchange	-	-	11	-	11
Reclassification	977	-	-	-	977
Purchases	6,189	67,987	15,249	-	89,425
Disposals	(8,716)	(51,887)	(1,055)	-	(61,658)

Balance at December 31	$77,090	$27,371	$400,357	$229,230	$734,048

3)	Valuation techniques and assumptions applied for the purpose of measuring fair value

a)	Valuation techniques and inputs applied for the purpose of measuring Level 2 fair value measurement

Financial Instruments	Valuation Techniques and Inputs

Derivatives - swap contracts and forward exchange contracts
Discounted cash flows - Future cash flows are estimated based on observable forward exchange rates at balance sheet dates and contract forward exchange rates, discounted at rates that reflected the credit risk of various counterparties.

b)	Valuation techniques and inputs applied for the purpose of measuring Level 3 fair value measurement
The Group determines the fair value of Level 3 investments based on the nature of the underlying assets or instruments, using the market approach, asset-based approach and income approach. The market approach references valuation multiples of comparable companies, while the asset approach references net assets measured at fair value. The significant unobservable inputs were the discount rates for lack of marketability of

15
% to
30
%.
The income approach adopts a discounted cash flow methodology. The significant unobservable inputs were the discount rates of 12.3% to 17.5%. If the liquidity discount rates for lack of marketability to the valuation model increased by
1
% and discount rates increased by
0.1
%
while all other variables held constant, the fair value of the abovementioned investments would have decreased approximately by NT
$
157,800
thousand and NT$
26,700
thousand (US$
851
thousand) as of December 31, 2024 and 2025, respectively.

The fair value of accounts receivables measured at FVTOCI are determined based on the present value of future cash flows that reflect the credit risk of counterparties. Since the discount effect was not significant, the Group measured its fair value by using the nominal values.
The fair value of the contingent considerations is measured based on the fulfillment rate of the conditions stipulated in the agreement with discount rates reflecting the credit risks.
The fair value of equity-linked structured products and accumulator contracts are determined based on the correlation between the equity-linked underlyings and the quotes provided by the counterparties.

c.	Categories of financial instruments

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$10,832,042	$10,187,492	$324,753
Measured at amortized cost (Note 1)	191,953,553	219,695,988	7,003,379
FVTOCI
Equity instruments	12,933,733	12,607,114	401,885
Debt instruments	1,025,760	1,008,140	32,137
Trade receivables, net	6,532,508	6,182,804	197,093

Financial liabilities

FVTPL
Held for trading	243,752	825,420	26,312
Contingent considerations	589,117	569,948	18,169
Financial liabilities for hedging	12,456,104	9,282,400	295,901
Measured at amortized cost (Note 2)	344,543,769	459,199,442	14,638,172

Note 1:	The balances included cash and cash equivalents, trade receivables measured at amortized cost, other receivables and other financial assets.

Note 2:
The balances included short-term borrowings, short-term bills payable, trade and other payables, bonds payable, long-term borrowings, temporary receipts (under the line items of other current liabilities and other non-current liabilities), and deposits received (under the line items of other current liabilities and other non-current liabilities).

d.	Financial risk management objectives and policies
The derivative instruments used by the Group were to mitigate risks arising from ordinary business operations. All derivative transactions entered into by the Group were designated as either hedging or trading. Derivative transactions entered into for hedging purposes must hedge risk against fluctuations in foreign exchange rates and interest rates arising from operating activities. The currencies and the amount of derivative instruments held by the Group must match its hedged assets and liabilities denominated in foreign currencies.
The Group’s risk management department monitored risks to mitigate risk exposures, reported unsettled position, transaction balances and related gains or losses to the Group’s chief financial officer on monthly basis.

1)	Market risk
The Group’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Gains or losses arising from fluctuations in foreign currency exchange rates of a variety of derivative financial instruments were approximately offset by those of hedged items. Interest rate risk was not significant due to the cost of capital was expected to be fixed.
There had been no change to the Group’s exposure to market risks or the manner in which these risks were managed and measured.

a)	Foreign currency exchange rate risk
The Group had sales and purchases as well as investing and financing activities denominated in foreign currency which exposed the Group to foreign currency exchange rate risk. The Group entered into a variety of derivative financial instruments to hedge foreign currency exchange rate risk to minimize the fluctuations of assets and liabilities denominated in foreign currencies.
The carrying amounts of the Group’s foreign currency denominated monetary assets and liabilities (including those eliminated upon consolidation) as well as derivative instruments which exposed the Group to foreign currency exchange rate risk at each balance sheet date are presented in Note 40.
The Group was mainly subject to the impact from the exchange rate fluctuation in US$ and JPY against NT$, RMB or EUR. 1% fluctuation is used when reporting foreign currency exchange rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign currency exchange rates. The sensitivity analysis included financial assets and liabilities and inter-company receivables and payables within the Group. The changes in profit before income tax due to a 1% change in US$ and JPY against NT$, RMB and EUR would be NT$148,000 thousand, NT$274,000 thousand and NT$149,000 thousand (US$4,750 thousand) for the years ended December 31, 2023, 2024 and 2025, respectively. Hedging contracts and hedged items have been taken into account while measuring the changes in profit before income tax. The abovementioned sensitivity analysis mainly focused on the foreign currency monetary items at each balance sheet date. As the year-end exposure did not reflect the exposure for the years ended December 31, 2023, 2024 and 2025, the abovementioned sensitivity analysis was unrepresentative of those respective years.
Hedge accounting
The Group’s hedging strategy was to lift borrowings denominated in foreign currencies to avoid exchange rate exposure from its investments in equity instruments denominated in foreign currencies (recognized under the line item of financial assets at FVTPL) and net investment in foreign subsidiary, Universal Scientific Industrial (France), which has EUR as its functional currency. Those transactions were designated as fair value hedges and a hedge of net investment in foreign operation, respectively. Hedge adjustments were made to totally offset the foreign exchange gains or losses from those equity instruments denominated in foreign currencies and foreign operations when they were evaluated based on the exchange rates on each balance sheet date.
The source of hedge ineffectiveness in these hedging relationships arose from the material difference between the notional amounts of borrowings denominated in foreign currencies and the fair value of investments in equity instruments denominated in foreign currencies and net investment in foreign operations. No other sources of ineffectiveness is expected to emerge from these hedging relationships.

December 31, 2024

Hedging Instrument/ Hedged Items	Line item in Balance sheet	Carrying Amount
		Asset	Liability
		NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$-	$3,515,265
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	-	8,940,839

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$(243,954)	$243,954	$-	$-	$2,834,608	$323,983
Hedge of net investment in foreign operation	(562,598)	562,598	923,574	-	-	-
December 31, 2025

Hedging Instrument/ Hedged Items	Line item in Balance sheet	Carrying Amount
		Asset		Liability
		NT$	US$ (Note 4)	NT$	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$ -	$ -	$ 843,838	$ 26,900
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	-	-	8,438,562	269,001

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Liability
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$ (17,414)	$ 17,414	$ -	$ -	$ 964,637	$ 15,749
Hedge of net investment in foreign operation	1,117,589	(1,117,589)	(194,015)	-	-	-

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Liability
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$ (555)	$ 555	$ -	$ -	$ 30,750	$ 502
Hedge of net investment in foreign operation	35,626	(35,626)	(6,185)	-	-	-
b)	Interest rate risk
Except a portion of long-term borrowings and bonds payable at fixed interest rates, the Group was exposed to interest rate risk because group entities borrowed funds at floating interest rates. Changes in market interest rates led to variances in effective interest rates of borrowings from which the future cash flow fluctuations arise. The Group utilized financing instruments with low interest rates and favorable terms to maintain low financing cost, adequate banking facilities, as well as to hedge interest rate risk.
The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Fair value interest rate risk
Financial assets	$36,812,408	$53,381,124	$1,701,662
Financial liabilities	72,579,608	84,870,569	2,705,469

Cash flow interest rate risk
Financial assets	46,378,904	45,958,834	1,465,057
Financial liabilities	151,248,418	229,257,842	7,308,188
For assets and liabilities with floating interest rates, a 100 basis point increase or decrease was used when reporting interest rate risk internally to key management personnel. If interest rates had been 100 basis points (1%) higher or lower and all other variables held constant, the Group’s profit before income tax for the years ended December 31, 2023, 2024 and 2025 would have decreased or increased approximately by NT$660,000 thousand, NT$1,049,000 thousand and NT$1,833,000 thousand (US$58,432 thousand), respectively.

c)	Other price risk
The Group was exposed to equity price risk through its investments in financial assets at FVTPL and financial assets at FVTOCI. If equity price was 1% higher or lower, profit before income tax for the years ended December 31, 2023, 2024 and 2025 would have increased or decreased approximately by NT$46,500 thousand, NT$53,000 thousand and NT$50,000 thousand (US$1,594 thousand), respectively, and other comprehensive income before income tax for the years ended December 31, 2023, 2024 and 2025 would have increased or decreased approximately by NT$6,000 thousand, NT$129,000 thousand and NT$126,000 thousand (US$4,017 thousand), respectively.

2)	Credit risk
Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk arises from cash and cash equivalents, contract assets, trade and other receivables and other financial assets. The Group’s maximum exposure to credit risk was the carrying amounts of financial assets in the consolidated balance sheets.
As of December 31, 2024 and 2025, the Group’s ten largest customers accounted for 47% and 50% of trade receivables, respectively. The Group transacts with a large number of unrelated customers and, thus, no concentration of credit risk was observed.

3)	Liquidity risk
The Group manages liquidity risk by maintaining adequate working capital and banking facilities to fulfill the demand for cash flow used in the Group’s operation and capital expenditure. The Group also monitors its compliance with all the loan covenants. Liquidity risk is not considered to be significant.
In the table below, financial liabilities with a repayment on demand clause were included in the earliest time band regardless of the probability of counter-parties choosing to exercise their rights. The maturity dates for other non-derivative financial liabilities were based on the agreed repayment dates.
To the extent that interest flows are floating rate, the undiscounted amounts were derived from the interest rates at each balance sheet date.
December 31, 2024

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$66,577,698	$39,954,390	$18,126,780	$4,707,506	$1,177,870
Obligation under leases	167,887	185,848	801,002	2,676,514	5,572,038
Floating interest rate liabilities	9,865,888	15,650,230	13,152,601	115,539,867	7,894,775
Fixed interest rate liabilities	5,163,326	11,011,781	16,702,747	23,210,093	-

	$81,774,799	$66,802,249	$48,783,130	$146,133,980	$14,644,683

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,154,737	$2,676,514	$1,964,781	$951,983	$917,034	$1,738,240

December 31, 2025

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$75,853,604	$46,653,157	$23,722,468	$34,607,140	$68,696
Obligation under leases	128,731	210,673	841,489	3,048,712	7,384,494
Floating interest rate liabilities	19,644,085	6,892,644	9,202,843	200,799,083	6,380,428
Fixed interest rate liabilities	10,637,451	5,080,186	4,875,149	14,702,446	-

	$106,263,871	$58,836,660	$38,641,949	$253,157,381	$13,833,618

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Non-derivative financial liabilities

Non-interest bearing	$2,418,030	$1,487,190	$756,215	$1,103,192	$2,190
Obligation under leases	4,104	6,716	26,825	97,186	235,400
Floating interest rate liabilities	626,206	219,721	293,364	6,400,991	203,393
Fixed interest rate liabilities	339,096	161,944	155,408	468,678	-

	$3,387,436	$1,875,571	$1,231,812	$8,070,047	$440,983

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,180,893	$3,048,712	$1,817,587	$1,281,842	$1,203,233	$3,081,832

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$37,645	$97,186	$57,940	$40,862	$38,356	$98,242

The amounts of the floating interest rate instruments of the aforementioned non-derivative financial liabilities were subject to change if floating interest rates differ from those estimates of interest rates determined at each balance sheet date.
The following table detailed the Group’s liquidity analysis for its derivative financial instruments. The table was based on the undiscounted contractual net cash inflows and outflows on derivative instruments settled on a net basis, and the undiscounted gross cash inflows and outflows on those derivatives that require gross settlement. When the amounts payable or receivable are not fixed, the amounts disclosed have been determined by reference to the projected interest rates as illustrated by the yield curves at each balance sheet date.
December 31, 2024

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

Net settled

Forward exchange contracts	$10,872	$11,550	$-

Gross settled

Forward exchange contracts
Inflows	$10,395,219	$3,866,536	$332,003
Outflows	(10,278,376)	(3,831,303)	(319,540)

	116,843	35,233	12,463

Swap contracts
Inflows	13,901,338	31,704,116	84,978,720
Outflows	(13,702,851)	(30,131,740)	(80,905,026)

	198,487	1,572,376	4,073,694

	$315,330	$1,607,609	$4,086,157

December 31, 2025

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

Net settled

Forward exchange contracts	$100,732	$37,542	$-

Gross settled

Forward exchange contracts
Inflows	$14,697,943	$1,903,349	$-
Outflows	(14,700,928)	(1,914,087)	-

	(2,985)	(10,738)	-

Swap contracts
Inflows	19,403,174	35,662,026	84,672,420
Outflows	(19,263,452)	(35,807,350)	(80,651,321)

	139,722	(145,324)	4,021,099

	$136,737	$(156,062)	$4,021,099

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Net settled

Forward exchange contracts	$3,211	$1,197	$-

Gross settled

Forward exchange contracts
Inflows	$468,535	$60,674	$-
Outflows	(468,630)	(61,016)	-

	(95)	(342)	-

Swap contracts
Inflows	$618,526	$1,136,819	$2,699,153
Outflows	(614,072)	(1,141,452)	(2,570,970)

	4,454	(4,633)	128,183

	$4,359	$(4,975)	$128,183